Employee Benefit Plan, Master Trust (Participating Plans and Ownership Percentages) (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	100.00%	100.00%
EBP-43-1301883-009 [ARSP]
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	99.76%	99.77%
EBP-43-1301883-011 [PRRSP]
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	0.24%	0.23%